Allowance for Loan Losses - Performing and Nonperforming Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Performing	$ 219,522	$ 201,018
Nonperforming	16	9
Total	219,538	201,027
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	198,237	179,721
Total	198,237	179,721
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	5,944	5,572
Total	5,944	5,572
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Performing	15,341	15,725
Nonperforming	16	9
Total	$ 15,357	$ 15,734